SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Related Party Transaction [Line Items]
Accounts and other payables to related party	$ 27,995,612	$ 27,145,398
Other income	834,153	497,186	$ 596,801
Nagata Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan payable		3,589
Other income	17,523	77,107	91,743
Consulting fee	26,548,057	25,235,001	16,680,567
Nagata Co., Ltd. [Member] | Consulting Service [Member]
Related Party Transaction [Line Items]
Accounts and other payables to related party	26,537,663	25,841,648
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Interest income	$ 4,189	$ 7,621	$ 9,944